Business Acquisition - Schedule of Unaudited Pro Forma Operating Results (Detail) - OptAim Limited [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares
Business Acquisition [Line Items]
Net revenues | $	$ 69,025
Net loss | $	$ (39,688)
Pro forma basic net loss per share | $ / shares	$ (3.80)
Pro forma diluted net loss per share | $ / shares	$ (3.80)